UnitedStates
			Securities And Exchange Commission
			           Washington, D.C. 20549

				FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st 2006

Check here of Amedment [X]; Amendment Number: 1
  This Amendment (Check only one.): 	[X] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:              Palo Alto Investors, LLC

Address: 	     470 University Avenue
	     Palo Alto, CA 94301

Form 13F File Number: 28-11013

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William L. Edwards
Title:	President of Palo Investors, Manager
Phone:	(650) 325-0772

Signature, Place, and Date of Signing:

	/s/ William L. Edwards	Palo Alto, CA	April 18, 2006

                      [Signature]		[City, State]	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

		FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:          93

Form 13F Information Table Value Total:          908,318 x 1000
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 NONE

NAME OF ISSUER        Title of |   CUSIP   |Value | Shares  |SH/|Inv | Voting
                      Class    |           |x1000 |         |PRN|Disc|  Sole
-------------------------------|-----------|------|-------- |---|----|--------
ATP Oil & Gas         Common   | 00208J108 | 52297|  1191000|SH |Sole|  1191000
Acxiom Corp           Common   |    5125109|    52|     2000|SH |Sole|     2000
Advanced Magetic Inc. Common   | 00753P103 | 18823|   489800|SH |Sole|   489800
Akaimai Technologies  Common   | 00971T101 | 18827|   572437|SH |Sole|   572437
Alberta Clipper EnergyCommon   | 01285R104 |  5344|  1836482|SH |Sole|  1836482
Align Technology      Common   |   16255101| 16279|  1775300|SH |Sole|  1775300
Allis-Chalmers Corp   Common   |           | 32660|  2383967|SH |Sole|  2383967
American Medical SysteCommon   |   32511107|  1462|    65000|SH |Sole|    65000
Amerada Hess Corp     Common   | 02744M108 |   284|     2000|SH |Sole|     2000
Andarko Petroleum     Common   |   32511107|    13|      133|SH |Sole|      133
Anglo Ameri Platinum  Common   |           |    27|     4000|SH |Sole|     4000
Anglo Ameri Platinum ACommon   |   34855106|   173|     1833|SH |Sole|     1833
Arena Pharmaceuticals Common   |   40047102|   196|    10800|SH |Sole|    10800
ArthroCare Corp.      Common   |   43136100| 54753|  1144973|SH |Sole|  1144973
Bear Creek Mining     Common   | 07380N104 |    48|     9580|SH |Sole|     9580
Biogen IDEC Pharma    Common   | 09062X103 | 14631|   310631|SH |Sole|   310631
Biomarin Pharma       Common   | 09061G101 | 28394|  2115798|SH |Sole|  2115798
Biosite               Common   |   90945106| 18337|   353117|SH |Sole|   353117
Boston Scientific     Common   |  101137107|   577|    25000|SH |Sole|    25000
BroadVision           Common   |  111412607|  0.05|      111|SH |Sole|      111
Cache Inc             Common   |  127150308| 14745|   803900|SH |Sole|   803900
Caldive International Common   |  127914109|   102|     2667|SH |Sole|     2667
CalFrac Well Services Common   |  129584108|  3860|   132500|SH |Sole|   132500
Canadian Natural ResouCommon   |  136385101|    84|     1524|SH |Sole|     1524
Cambridge Heart, Inc  Common   |  131910101|   226|    80000|SH |Sole|    80000
Canadian Superior EnerCommon   |  136644101| 25795| 11023700|SH |Sole| 11023700
Cheniere Energy       Common   | 16411R208 |  6184|   152500|SH |Sole|   152500
Chordiant Software    Common   |  170404107|    95|    27200|SH |Sole|    27200
Collagenex Pharma     Common   | 19419B100 |  2529|   170900|SH |Sole|   170900
Conceptus             Common   |  206016107|  7572|   577600|SH |Sole|   577600
Connectics Corp.      Common   |  208192104|  1778|   105000|SH |Sole|   105000
ConocoPhillips        Common   | 20825C104 |    21|     5200|SH |Sole|     5200
Corgentech, Inc.      Common   | 21872P105 |   327|   131050|SH |Sole|   131050
Curon Medical         Common   |  231292103|  1206|  3634759|SH |Sole|  3634759
Cyanotech Corp        Common   |  232437202|   411|     2000|SH |Sole|     2000
Cyberonics            Common   | 23251P102 |     1|   406209|SH |Sole|   406209
Cytyc Corporation     Common   |  232946103|  9695|   183400|SH |Sole|   183400
DepoMed Inc           Common   |  249908104|  5168|    15000|SH |Sole|    15000
Digital Insight       Common   | 25385P106 |    98|   255384|SH |Sole|   255384
Digital River         Common   | 25388B104 |  9296|  1008979|SH |Sole|  1008979
Dyax                  Common   |26746 E103 | 44002|     6000|SH |Sole|     6000
Ember Resources       Common   |           |    35|  2113400|SH |Sole|  2113400
Endeavour InternationaCommon   | 29259G101 |  9302|  2499000|SH |Sole|  2499000
Flotek Industries     Common   |  343389102|  7272|   724300|SH |Sole|   724300
Forbes Medi-Tech      Common   |  344907100| 18180|  2946230|SH |Sole|  2946230
Foxhollow TechnologiesCommon   | 35166A103 |  6296|  1559366|SH |Sole|  1559366
Frontier Oil          Common   | 35914P105 | 45923|   150000|SH |Sole|   150000
Gastar Exploration    Common   |  367299104|  1327|  2255700|SH |Sole|  2255700
Geerlings & Wade      Common   |  368473104|  9474|   738770|SH |Sole|   738770
Guidant Corp          Common   |  401698105|  1108|    74800|SH |Sole|    74800
Harvest Natural Res   Common   | 41754V103 |  5831|  1648900|SH |Sole|  1648900
Impala Platinum Hldgs Common   |  452553308| 16150|     1467|SH |Sole|     1467
King Pharmaceuticals  Common   |  495582108|    71|     1200|SH |Sole|     1200
Kyphon Inc            Common   |  501577100|    21|   466900|SH |Sole|   466900
Laboratory Corp Of AmeCommon   | 50540R409 | 17369|    44000|SH |Sole|    44000
Medtronics            Common   |  585055106|  2574|    40600|SH |Sole|    40600
Mentor Graphics       Common   |  587200106|   397|     3600|SH |Sole|     3600
Merck & Co. Inc       Common   |  589331107|  2677|    76000|SH |Sole|    76000
Momenta Pharm         Common   | 60877T100 | 19745|  1004300|SH |Sole|  1004300
NPS Pharmaceuticals   Common   | 62936P103 |  2068|   242100|SH |Sole|   242100
Natus Medical         Common   |  639050103|   410|    20000|SH |Sole|    20000
Neurometrix Inc       Common   |  641255104|   857|    22000|SH |Sole|    22000
Molecular Devices CorpCommon   | 60851C107 |   288|     8685|SH |Sole|     8685
Nexprise              Common   | 65333Q202 |    91|   364799|SH |Sole|   364799
On Track Innovation   Common   |           | 16615|  1323868|SH |Sole|  1323868
North American PalladiCommon   |  656912102|   151|    12938|SH |Sole|    12938
Packateer             Common   |  695210104| 26812|  2311350|SH |Sole|  2311350
Pain Therapeutics     Common   | 69562K100 |  8519|   783700|SH |Sole|   783700
Peets Coffee          Common   |  705560100| 27896|   929875|SH |Sole|   929875
PetroQuest            Common   |  716748108| 10080|  1000000|SH |Sole|  1000000
PharmChem Labs        Common   |  717133102|  2372|  1162568|SH |Sole|  1162568
PICO Holdings         Common   |           |   135|     4116|SH |Sole|     4116
Plains Explor & Prod  Common   |  726505100| 23895|   620000|SH |Sole|   620000
Range Resources Corp  Common   |  7528A109 | 28092|  1029000|SH |Sole|  1029000
Preview Systems       Common   |  741379101|     8|   796981|SH |Sole|   796981
Restoration Hardware  Common   |  760981100|  9755|  1714433|SH |Sole|  1714433
Rita Medical Systems  Common   |76774 E103 |   601|   152100|SH |Sole|   152100
San Juan Basin Trust  Common   |  798241105|   592|    14500|SH |Sole|    14500
Savient Pharm         Common   | 80517Q100 | 47138|  8844000|SH |Sole|  8844000
Spectranectics Corp   Common   | 84760C107 |  4923|   416500|SH |Sole|   416500
Speedel Holding AG    Common   |           |   703|     5090|SH |Sole|     5090
St. Jude Medical      Common   |  790849103| 23085|   563325|SH |Sole|   563325
Superior Energy Serv  Common   |  868157108| 38050|  1425100|SH |Sole|  1425100
Titan Pharmaceuticals Common   |  888314101|   938|   279966|SH |Sole|   279966
Toreador Resources    Common   |  891050106| 16467|   529300|SH |Sole|   529300
Ultra Petroleum       Common   |  903914109| 10876|   175000|SH |Sole|   175000
UTS Energy Corp.      Common   |  903396109| 20552|  3425400|SH |Sole|  3425400
Valley Media          Common   | 91972C106 |    27|    15000|SH |Sole|    15000
Vasogen Inc           Common   | 92232F103 |   253|   120000|SH |Sole|   120000
WH-Energy             Common   |92925 E108 |   345|     7800|SH |Sole|     7800
Vedior - NV           Common   |           |    73|     3718|SH |Sole|     3718
WebSense              Common   |  947684106| 25182|   913044|SH |Sole|   913044
WH-Energy             Common   |92925 E108 |   345|     7800|SH |Sole|     7800